LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Disclosure of changes in lease obligation [Table Text Block]
	December 31, 2022	December 31, 2021
Balance - beginning of the period	$138,684	$348,244
Liability settled	$(141,049)	$(218,880)
Liability revaluation	$-	$-
Interest expense	$2,365	$9,320
Balance - end of the period	$-	$138,684

Current portion	$-	$138,684
Long-term portion	$-	$-
Total lease obligation	$-	$138,684